UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	June 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2008

Market Conditions

The turmoil arising from the subprime mortgage sector that surfaced during the latter half of 2007 continued through the first half of 2008. The effects of the widening crisis were felt by the full range of financial institutions and the functioning of the credit markets continued to be impaired. The declining housing market contributed to increasing pressure on state and local government budgets. Declining revenues and increased spending needs fueled investor concerns that states would be forced to continue to turn to the debt market instead of using current revenues to pay for projects.

Money market funds continued to witness steady cash inflows spurred in large part by investor flight from other markets. At the same time, money fund managers were faced with the need to reinvest proceeds from the sale of securities backed by monoline insurers that no longer met credit quality thresholds. As a result, the market struggled with excess demand that could not be met by available supply. The SIFMA Index, the benchmark for weekly variable-rate securities, moved from a yield of 3.42 percent at the end of December to 1.55 percent at the end of June, reflecting strong demand for the securities. Similarly, the Bond Buyer One Year Note Index fell 122 basis points from 2.91 percent to 1.69 percent over the course of the first half of the year.

Performance Analysis

As of June 30, 2008, Active Assets Tax-Free Trust had net assets of approximately $11.4 billion and an average portfolio maturity of 23 days. For the 12-month period ended June 30, 2008, the Fund provided a total return of 2.60 percent. For the seven-day period ended June 30, 2008, the Fund provided an effective annualized yield of 1.18 percent and a current yield of 1.17 percent, while its 30-day moving average yield for June was 1.21 percent. Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund's portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We continued to maintain our ongoing efforts to protect the stability and liquidity of the Fund's assets, taking additional steps to reduce or eliminate exposure to institutions under stress. Over the past three quarters, we have identified and eliminated any securities enhanced by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit. Additionally, the Fund did not have any exposure to auction rate securities. We will also continue to monitor the implications of the slowing economy on municipal government balance sheets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/08
Variable Rate Municipal Obligations	86.4%
Tax-Exempt Commercial Paper	9.2
Municipal Notes	4.4
MATURITY SCHEDULE as of 06/30/08
1 - 30 Days	87.4%
31 - 60 Days	3.7
61 - 90 Days	1.7
91 - 120 Days	2.9
121 + Days	4.3

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Actual (0.96% return)	$1,000.00	$1,009.60	$2.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.77	$2.11

  @  Expenses are equal to the Fund's annualized expense ratio of 0.42% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Short-Term Variable Rate Municipal Obligations (87.9%)
	Alabama
$19,600	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Ser 2006 B	1.48%	07/08/08	$19,600,000
360,160	Southeast Alabama Gas District, Supply Ser 2007 A	2.51	07/01/08	360,160,000
	Alaska
	Alaska Housing Finance Corporation,
70,600	Home Mortgage Ser 2007 A	1.51	07/08/08	70,600,000
20,400	Home Mortgage Ser 2007 B	1.40	07/08/08	20,400,000
70,660	Home Mortgage Ser 2007 D	1.30	07/08/08	70,660,000
	California
3,960	California, Ser 2007 PUTTERs Ser 2571 (FSA Insd)	1.58	07/08/08	3,960,000
11,500	California Health Facilities Financing Authority, Catholic Healthcare West Ser 2008 D	1.28	07/08/08	11,500,000
18,900	California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A	1.26	07/08/08	18,900,000
19,940	East Bay Municipal Utility District, Water System Sub Refg Ser 2008 A-2 & A-3	1.25	07/08/08	19,940,000
	San Diego County Regional Transportation Commission,
15,450	Sales Tax 2008 Ser B	1.20	07/08/08	15,450,000
14,000	Sales Tax 2008 Ser C	1.23	07/08/08	14,000,000
18,500	Sales Tax 2008 Ser D	1.50	07/08/08	18,500,000
	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	1.57	07/08/08	12,000,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma's Public Radio Ser 2005 A	1.57	07/08/08	6,255,000
	Colorado Health Facilities Authority,
38,700	Catholic Health Initiatives Ser 2004 B-4	1.60	07/08/08	38,700,000
16,400	Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	1.55	07/08/08	16,400,000
38,500	Colorado Springs, Utilities System Sub Lien Ser 2007 A	1.52	07/08/08	38,500,000
13,140	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	1.71	07/08/08	13,140,000
14,010	Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004	1.54	07/08/08	14,010,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Delaware
$8,595	New Castle County, University Courtyard Apartments Ser 2005	1.64%	07/08/08	$8,595,000
13,010	University of Delaware, Ser 1998	1.55	07/08/08	13,010,000
	District of Columbia
	District of Columbia,
1,400	Public Welfare Foundation Ser 2000	1.53	07/08/08	1,400,000
15,000	Washington Drama Society Inc Ser 2008	1.50	07/08/08	15,000,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (FSA Insd)	1.71	07/08/08	5,935,000
	Florida
24,500	Collier County Health Facilities Authority, The Moorings Inc Ser 2005	1.50	07/08/08	24,500,000
12,600	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 C	1.44	07/08/08	12,600,000
9,540	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	1.60	07/08/08	9,540,000
19,000	Gainesville, Utilities System 2007 Ser A	1.53	07/08/08	19,000,000
46,575	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	1.53	07/08/08	46,575,000
20,390	Jacksonville Health Facilities Authority, Baptist Medical Center Ser 2003 A	1.50	07/01/08	20,390,000
	JEA,
12,700	Electric System Ser Three 2008 B-3	1.54	07/08/08	12,700,000
30,645	Electric System Sub Ser 2008 D	1.45	07/08/08	30,645,000
60,850	Miami-Dade County, Water & Sewer System Ser 2005 (FSA Insd)	1.70	07/08/08	60,850,000
	Orlando Utilities Commission,
70,000	Utility System Ser 2008	1.35	07/08/08	70,000,000
88,450	Water & Electric Ser 2002 A	1.80	07/08/08	88,450,000
	Georgia
12,400	Austin Trust, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Custody Receipts Ser 2008-1061 (FSA Insd)	1.60	07/08/08	12,400,000
16,610	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	1.53	07/08/08	16,610,000
	DeKalb Private Hospital Authority,
58,000	Children's Healthcare of Atlanta Ser 2008	1.55	07/08/08	58,000,000
70,000	Children's Healthcare of Atlanta Ser 2008 B	1.59	07/08/08	70,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
$35,000	Children's Healthcare of Atlanta Ser 2008 C	1.50%	07/08/08	$35,000,000
16,550	Egleston Children's Health Care System Ser 1994 B	1.52	07/08/08	16,550,000
11,000	Floyd County Development Authority, Berry College Ser 2006	1.53	07/08/08	11,000,000
	Fulton County Development Authority,
14,965	Children's Healthcare of Atlanta Ser 2008	1.50	07/08/08	14,965,000
50,000	Children's Healthcare of Atlanta Ser 2008 B	1.50	07/08/08	50,000,000
36,500	Georgia Municipal Electric Authority, General Sub Ser 1985 C	1.50	07/08/08	36,500,000
71,835	Gwinnett County Hospital Authority, Gwinnett Hospital System Ser 2007 B & D (FSA Insd)	1.52	07/08/08	71,835,000
93,140	Hall County & Gainesville Hospital Authority, Northeast Georgia Health System Inc Ser 2007 G (AGC Insd)	1.52	07/08/08	93,140,000
	Private Colleges & Universities Authority,
46,205	Emory University 2000 Ser B	1.60	07/08/08	46,205,000
59,085	Emory University 2005 Ser B-2 & C-4	1.51	07/08/08	59,085,000
16,000	Emory University Ser 2008 A	1.75	07/08/08	16,000,000
	Hawaii
13,525	Hawaii, ROCs II-R Ser 6012 (MBIA Insd)	1.81	07/08/08	13,525,000
	Illinois
	Chicago,
6,610	Chicago O'Hare International Airport Ser 2008 B PUTTERs Ser 2504 (FSA Insd)	1.63	07/08/08	6,610,000
26,000	Refg Ser 2003 B (FSA Insd)	1.53	07/08/08	26,000,000
79,940	Refg Ser 2005 D (FSA Insd)	1.55	07/08/08	79,940,000
5,470	Refg Ser 2008 A ROCs II-R Ser 8099	1.53	07/08/08	5,470,000
164,000	Cook County, Ser 2002 B	1.53	07/08/08	164,000,000
15,000	Crestwood, Trinity Christian College Association Ser 2007	1.59	07/08/08	15,000,000
	Illinois Development Finance Authority,
27,800	Evanston Northwestern Healthcare Corporation Ser 2001 A	1.55	07/08/08	27,800,000
3,800	Museum of Contemporary Art Ser 1994	1.55	07/08/08	3,800,000
38,300	Presbyterian Home Lake Forest Place Ser 1996 (FSA Insd)	1.53	07/08/08	38,300,000
2,600	Young Men's Christian Association of Metropolitan Chicago Ser 2001	1.55	07/08/08	2,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Illinois Finance Authority,
$129,900	Advocate Health Care Network Ser 2008 Subser C-1	1.56%	07/08/08	$129,900,000
13,200	Dominican University Ser 2006	1.55	07/08/08	13,200,000
60,350	Loyola University Health System Ser 2006 C	1.48	07/08/08	60,350,000
20,965	Resurrection Health Care System Ser 2005 C	1.50	07/08/08	20,965,000
40,000	Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser 1995	1.55	07/08/08	40,000,000
	Illinois Toll Highway Authority,
19,485	Refg 1998 Ser B (FSA Insd)	1.80	07/08/08	19,485,000
12,900	Toll Highway Senior Priority Ser 1998 A PUTTERs Ser 2754 (FSA Insd)	1.63	07/08/08	12,900,000
57,000	Toll Highway Senior Priority Ser 2007 A-1	1.70	07/08/08	57,000,000
88,000	Toll Highway Senior Priority Ser 2007 A-2	1.40	07/08/08	88,000,000
30,000	Toll Highway Senior Priority Ser 2008 A-2 (FSA Insd)	1.60	07/08/08	30,000,000
13,050	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	1.59	07/08/08	13,050,000
32,675	Regional Transportation Authority, Refg Ser 2005 B	1.55	07/08/08	32,675,000
	Indiana
	Indiana Finance Authority,
17,500	Lease Appropriation Stadium Ser 2005 A-3	1.50	07/08/08	17,500,000
38,000	Lease Appropriation Stadium Ser 2005 A-4 & A-5	1.45	07/08/08	38,000,000
22,500	Lease Appropriation Stadium Ser 2007 A-2 & A-3	1.50	07/08/08	22,500,000
	Indiana Health Facility Financing Authority,
48,900	Ascension Health Ser 2001 A	1.49	07/08/08	48,900,000
11,765	Deaconess Hospital Ser 2004 B	1.59	07/08/08	11,765,000
2,465	Indiana University Trustees, Ser 2008 A PUTTERs Ser 2494	1.60	07/08/08	2,465,000
28,600	Richmond Hospital Authority, Reid Hospital Ser 2005 A (FSA Insd)	1.54	07/08/08	28,600,000
76,200	St Joseph County, University of Notre Dame du Lac Ser 2005 & Ser 2007	1.25	07/08/08	76,200,000
	Iowa
9,350	Iowa Finance Authority, Northcrest Inc Ser 2006	1.53	07/08/08	9,350,000
	Kansas
	Kansas Department of Transportation,
21,575	Highway Ser 2002 C-3	1.51	07/08/08	21,575,000
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (FSA Insd)	1.60	07/08/08	3,840,000
32,280	Highway Ser 2004 C-1 & C-3	1.52	07/08/08	32,280,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Kentucky
$10,800	Georgetown, Industrial Building Refg Georgetown College Ser 2006	1.59%	07/08/08	$10,800,000
21,190	Henderson County, Community United Methodist Hospital Inc Ser 2003 B	1.59	07/08/08	21,190,000
	Kentucky Public Energy Authority Inc,
151,535	Gas Supply Senior Ser 2007 A-1 & A-2	1.40	07/08/08	151,535,000
174,446	Gas Supply Ser 2006 A	2.51	07/01/08	174,446,000
19,250	Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	1.60	07/08/08	19,250,000
38,745	Shelby County, Kentucky Association of Counties Leasing Trust 2004 Ser A	1.70	07/01/08	38,745,000
11,985	Williamsburg, Cumberland College Ser 2002	1.59	07/08/08	11,985,000
	Louisiana
50,000	Ascension Parish Industrial Development Board, IMTT-Geismar Ser 2007	1.53	07/08/08	50,000,000
11,187	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	1.60	07/08/08	11,187,000
	Maine
18,600	Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser 2008	1.15	07/08/08	18,600,000
	Maryland
9,500	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	1.48	07/08/08	9,500,000
9,100	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	1.60	07/08/08	9,100,000
	Massachusetts
30,500	Massachusetts, Refg 1998 Ser A	1.45	07/08/08	30,500,000
250,030	Massachusetts, Ser 2005 A	1.53	07/08/08	250,030,000
71,020	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1 & A-2	1.47	07/08/08	71,020,000
10,060	Massachusetts Development Finance Agency, Wentworth Institute of Technology Ser 2008	1.62	07/08/08	10,060,000
31,300	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser T-1	2.25	07/08/08	31,300,000
44,700	Massachusetts Water Resources Authority, Gen Sub Ser 2008 C	1.53	07/08/08	44,700,000
75,750	University of Massachusetts Building Authority, Commonwealth Guaranteed Senior Ser 2008-4	1.55	07/08/08	75,750,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Michigan
$13,000	Eastern Michigan University Board of Regents, Refg Ser 2008	1.55%	07/08/08	$13,000,000
	Kent Hospital Finance Authority,
22,900	Metropolitan Hospital Ser 2005 B	1.70	07/08/08	22,900,000
43,000	Spectrum Health Ser 2008 B-1 & B-3	1.53	07/08/08	43,000,000
	Michigan Hospital Finance Authority,
96,300	Ascension Health Ser 1999 B-2 & B-4	1.49	07/08/08	96,300,000
27,500	Ascension Health Ser 2008 B-6	1.49	07/08/08	27,500,000
83,560	Henry Ford Health System Ser 2006 B & C	1.54	07/08/08	83,560,000
6,185	Trinity Health Credit Group Ser 2006 A	1.60	07/08/08	6,185,000
33,045	Michigan State University, Ser 2003 A	1.70	07/08/08	33,045,000
99,600	Michigan Strategic Fund, The Van Andel Research Institute Ser 2008	1.30	07/08/08	99,600,000
10,880	Oakland University, Ser 2008	1.55	07/08/08	10,880,000
13,500	University of Michigan Regents, General Ser 2008 B	1.50	07/08/08	13,500,000
	Minnesota
10,000	Minneapolis & St Paul Housing & Redevelopment Authority, Allina Health System Ser 2007 C-2	1.56	07/08/08	10,000,000
15,000	Minnesota Agricultural & Economic Development Board, Essentia Health Ser 2008 C-4A (AGC Insd)	2.40	07/01/08	15,000,000
	Rochester,
36,500	Health Care Facilities Mayo Clinic Ser 2008 A & B	1.45	07/08/08	36,500,000
70,000	Health Care Facilities Mayo Foundation Ser 2002 A & B	1.45	07/08/08	70,000,000
	St Cloud,
17,655	CentraCare Health System Ser 2008 A (AGC Insd)	1.50	07/08/08	17,655,000
5,000	CentraCare Health System Ser 2008 C (AGC Insd)	1.55	07/08/08	5,000,000
	Mississippi
17,575	Mississippi, Capital Improvement Ser 2003 E	1.45	07/08/08	17,575,000
	Mississippi Development Bank,
107,600	MGAM Natural Gas Supply 2005 Ser	1.40	07/08/08	107,600,000
20,390	Walnut Grove Youth Correctional Facility Ser 2008 A	1.55	07/08/08	20,390,000
44,900	Perry County, Leaf River Forest Products Inc Ser 2002	1.70	07/08/08	44,900,000
	Missouri
14,800	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA Insd)	1.90	07/08/08	14,800,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Missouri Health & Educational Facilities Authority,
$8,890	BJC Health System Ser 2003 PUTTERs Ser 2587	1.60%	07/08/08	$8,890,000
28,100	BJC Health System Ser 2008 B	1.38	07/08/08	28,100,000
127,175	BJC Health System Ser 2008 C & D	1.40	07/08/08	127,175,000
	Nebraska
	American Public Energy Agency,
158,226	Gas Supply Ser 2005 A	1.40	07/08/08	158,226,000
37,800	National Public Gas Agency 2005	1.40	07/08/08	37,800,000
	Nevada
26,850	Las Vegas, Ser 2006 C	2.44	07/01/08	26,850,000
	New Hampshire
8,200	New Hampshire Health & Education Facilities Authority, LRG Healthcare Ser 2006 B	1.65	07/08/08	8,200,000
	New Jersey
	New Jersey Economic Development Authority,
20,340	School Facilities Construction Ser 2005 O ROCs II-R Ser 437	1.54	07/08/08	20,340,000
67,000	School Facilities Construction Ser 2008 V-3	1.60	07/08/08	67,000,000
236,575	School Facilities Construction Ser 2008 V-5	1.40	07/08/08	236,575,000
	New Mexico
12,000	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-2	1.65	07/08/08	12,000,000
	New York
10,395	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	1.53	07/08/08	10,395,000
25,000	Nassau County Interim Finance Authority, Sales Tax Ser 2008 A	1.30	07/08/08	25,000,000
	New York,
28,300	Fiscal 2008 Sub Ser D-4	1.47	07/08/08	28,300,000
50,060	Fiscal 2008 Sub Ser J-6	2.10	07/01/08	50,060,000
	New York City Industrial Development Agency,
74,460	One Bryant Park LLC Ser 2004 A	1.55	07/08/08	74,460,000
25,100	One Bryant Park LLC Ser 2004 B	2.40	07/01/08	25,100,000
33,300	New York City Municipal Water Finance Authority, Fiscal 2001 Sub-Ser F-2	1.34	07/08/08	33,300,000
27,420	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 3 Subser 3D	1.50	07/08/08	27,420,000
1,535	New York State Dormitory Authority, Mental Health Services Facilities Ser 2005 D-1 ROCs II-R Ser 6053 (FSA Insd)	1.59	07/08/08	1,535,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
$25,000	New York State Urban Development Corporation, Service Contract Ser 2008-A-4 (AGC Insd)	1.45%	07/08/08	$25,000,000
	Triborough Bridge & Tunnel Authority,
36,825	Ser 2003 B	1.44	07/08/08	36,825,000
31,055	Ser 2005 B-4	1.60	07/08/08	31,055,000
84,925	Sub Ser 2000 CD (FSA Insd)	1.40	07/08/08	84,925,000
	North Carolina
	Charlotte,
7,350	Convention Facility Ser 2003 B COPs	1.55	07/08/08	7,350,000
51,625	Transit Phase II Ser 2005 F COPs	1.60	07/08/08	51,625,000
34,770	Water & Sewer System Ser 2006 B	1.45	07/08/08	34,770,000
	Mecklenburg County,
5,450	Ser 2004 COPs	1.45	07/08/08	5,450,000
13,500	Ser 2007 A COPs	1.61	07/08/08	13,500,000
	North Carolina,
26,480	Ser 2002 D	1.70	07/08/08	26,480,000
43,485	Ser 2002 G	1.40	07/08/08	43,485,000
12,000	North Carolina Capital Facilities Finance Agency, Capital Area YMCA Ser 2002	1.57	07/08/08	12,000,000
	North Carolina Medical Care Commission,
53,500	CaroMont Health Ser 2008 (AGC Insd)	1.30	07/08/08	53,500,000
148,030	Duke University Health System Ser 2005 A, B & C	1.54	07/08/08	148,030,000
32,200	Firsthealth of the Carolinas Ser 2002	1.54	07/08/08	32,200,000
	Raleigh,
56,000	Combined Enterprise System Ser 2008 A	1.54	07/08/08	56,000,000
45,100	Downtown Improvement Ser 2005 B COPs	1.54	07/08/08	45,100,000
40,000	Winston-Salem, Water & Sewer System Ser 2007 B	1.54	07/08/08	40,000,000
	Ohio
	Columbus,
14,200	Sewer Ser 2008 B	1.36	07/08/08	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	1.60	07/08/08	1,400,000
	Montgomery County,
15,000	Catholic Health Initiatives Ser 2006 B-1	1.60	07/08/08	15,000,000
20,000	Catholic Health Initiatives Ser 2006 B-2	1.50	07/08/08	20,000,000
50,600	Ohio, Common Schools Ser 2006 B	1.55	07/08/08	50,600,000
11,000	Ohio Higher Educational Facility Commission, University Hospitals Health System Inc Ser 2008 A	1.30	07/08/08	11,000,000
15,420	Portage County, Robinson Memorial Hospital Ser 2005	1.60	07/08/08	15,420,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Oklahoma
$16,000	Oklahoma Development Finance Authority, Inverness Village Ser 2007 A	1.54%	07/08/08	$16,000,000
52,500	Oklahoma Turnpike Authority, Second Senior Ser 2006 B	1.35	07/08/08	52,500,000
	Oregon
36,500	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	1.55	07/08/08	36,500,000
	Oregon Facilities Authority,
30,000	Lewis & Clark College Ser 2008 A	1.56	07/08/08	30,000,000
42,295	PeaceHealth Ser 2008 A, B & C	1.55	07/08/08	42,295,000
56,005	Oregon Health Sciences University, OSHU Medical Group Ser 2004 A	1.65	07/08/08	56,005,000
23,195	Portland, Sewer System Second Lien Ser 2008 B ROCs II-R Ser 11398 (FSA Insd)	1.60	07/08/08	23,195,000
	Pennsylvania
	Allegheny County Industrial Development Authority,
10,700	Carnegie Museums of Pittsburgh Ser 2002	1.64	07/08/08	10,700,000
72,100	UPMC Children's Hospital Ser 2004 A	1.50	07/08/08	72,100,000
28,900	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	1.53	07/08/08	28,900,000
65,200	Delaware County Industrial Development Authority, United Parcel Service of America Ser 1985	2.56	07/01/08	65,200,000
18,100	Delaware Valley Regional Finance Authority, Local Government Ser 1986	1.48	07/08/08	18,100,000
3,500	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	1.54	07/08/08	3,500,000
101,615	Emmaus General Authority, Loan Program Ser 2000 A (FSA Insd)	1.70	07/08/08	101,615,000
20,660	Owen J Roberts School District, Ser 2004 (FSA Insd)	1.57	07/08/08	20,660,000
84,465	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Ser 2008 A	1.15	07/08/08	84,465,000
	Pennsylvania Turnpike Commission,
120,110	2002 Ser A-2 & A-3	1.55	07/08/08	120,110,000
8,000	2002 Ser B	1.60	07/08/08	8,000,000
30,000	Ser 2008 B-1	1.50	07/08/08	30,000,000
30,000	Ser 2008 B-2	1.55	07/08/08	30,000,000
	Philadelphia,
96,600	Gas Works Sixth Ser 1998 (FSA Insd)	1.50	07/08/08	96,600,000
118,830	Water & Wastewater Ser 2003 (FSA Insd)	1.52	07/08/08	118,830,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
$60,000	Pittsburgh & Allegheny County Sports & Exhibition Authority, Commonwealth Lease Ser 2007 A (FSA Insd)	1.55%	07/08/08	$60,000,000
8,830	Washington County Authority, Girard Estate Ser 1999	1.50	07/08/08	8,830,000
	Rhode Island
22,925	Rhode Island Health & Educational Building Corporation, Brown University Ser 2001 B	1.20	07/08/08	22,925,000
	South Carolina
10,425	South Carolina Educational Facilities Authority, Charleston Southern University Ser 2003	1.55	07/08/08	10,425,000
3,100	South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 B	1.58	07/08/08	3,100,000
20,125	Spartanburg Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	1.55	07/08/08	20,125,000
	South Dakota
10,000	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	1.45	07/08/08	10,000,000
	Tennessee
9,200	Chattanooga Health Educational & Housing Facility Board, The Baylor School Ser 2004	1.53	07/08/08	9,200,000
55,800	Clarksville Public Building Authority, Pooled Financing Ser 2008	2.50	07/01/08	55,800,000
28,900	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	1.53	07/08/08	28,900,000
9,000	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	1.53	07/08/08	9,000,000
17,945	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Ser 2004	1.55	07/08/08	17,945,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
4,400	Ensworth School Ser 2002	1.53	07/08/08	4,400,000
7,135	Mary Queen of Angels Inc Ser 2000	1.53	07/08/08	7,135,000
	Montgomery County Public Building Authority,
32,215	Pooled Financing Ser 1997 & Ser 1999	1.55	07/08/08	32,215,000
51,050	Pooled Financing Ser 2004	2.50	07/01/08	51,050,000
17,355	Shelby County, 2008 Ser A	1.50	07/08/08	17,355,000
	Shelby County Health Educational & Housing Facilities Board,
20,000	Methodist Le Bonheur Healthcare Ser 2008 A	1.50	07/08/08	20,000,000
26,500	Methodist Le Bonheur Healthcare Ser 2008 B	1.43	07/08/08	26,500,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Tennergy Corporation,
$22,455	Gas Ser 2006 A PUTTERs Ser 1258Q	1.60%	07/08/08	$22,455,000
43,070	Gas Ser 2006 B PUTTERs Ser 1260B	1.60	07/08/08	43,070,000
	Texas
	Austin Trust,
16,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	1.60	07/08/08	16,500,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	1.60	07/08/08	15,000,000
28,000	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334 (DD)	1.60	07/08/08	28,000,000
23,360	Texas Health Resources Ser 2007 Custody Receipts Ser 2007-1031	1.60	07/08/08	23,360,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026 (DD)	1.59	07/08/08	31,000,000
7,000	Dallas Area Rapid Transit, Sales Tax Ser 2008 Eagle #20080017 Class A	1.53	07/08/08	7,000,000
	Harris County Flood Control District,
14,200	Contract Tax Ser 2008 B	1.50	07/08/08	14,200,000
1,320	Ser 2007 PUTTERs Ser 2542	1.60	07/08/08	1,320,000
	Harris County Health Facilities Development Corporation,
19,100	Baylor College of Medicine Ser 2008 C	1.70	07/08/08	19,100,000
20,000	Memorial Hermann Healthcare System Ser 2008 A (FSA Insd)	1.55	07/08/08	20,000,000
75,700	Methodist Hospital System Ser 2006 A	1.48	07/08/08	75,700,000
224,000	Methodist Hospital System Ser 2008 A-1 & A-2	1.70	07/01/08	224,000,000
123,155	St Luke's Episcopal Hospital Ser 2001 B	1.70	07/01/08	123,155,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	1.55	07/08/08	15,200,000
	Houston,
38,000	Combined Utility System First Lien Ser 2004 B1	1.55	07/08/08	38,000,000
40,000	Combined Utility System First Lien Ser 2004 B5	1.40	07/08/08	40,000,000
5,120	Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA Insd)	1.60	07/08/08	5,120,000
4,595	Combined Utility System Ser 2005 PUTTERs Ser 2502 (FSA Insd)	1.63	07/08/08	4,595,000
10,035	Water & Sewer System Ser 2002 A PUTTERS Ser 2786 (FSA Insd)	1.63	07/08/08	10,035,000
4,950	Houston Independent School District, Ser 2008 Eagle #20080018 Class A	1.53	07/08/08	4,950,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
$24,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.10%	08/15/08	$24,000,000
6,060	McLennan County Junior College District, Ser 2007 PUTTERs Ser 2988 (FSA Insd)	1.63	07/08/08	6,060,000
11,830	Rockwall Independent School District, Ser 2001 PUTTERs Ser 2766 (PSF Insd)	1.63	07/08/08	11,830,000
3,100	San Antonio, Electric & Gas Ser 2007 PUTTERs Ser 2503	1.60	07/08/08	3,100,000
17,900	Tarrant County Cultural Education Facilities Finance Corporation, Scott White Memorial Hospital Ser 2008	1.60	07/08/08	17,900,000
44,000	Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs II-R Ser 10014	1.62	07/08/08	44,000,000
	Texas Transportation Commission,
1,525	Mobility Fund Ser 2005-A PUTTERs Ser 2491	1.60	07/08/08	1,525,000
4,200	Mobility Fund Ser 2007 PUTTERs Ser 2492	1.60	07/08/08	4,200,000
11,200	Mobility Fund Ser 2008 PUTTERs Ser 2615	1.60	07/08/08	11,200,000
2,195	Mobility Fund Ser 2008-A PUTTERs Ser 2481	1.60	07/08/08	2,195,000
1,800	Mobility Fund Ser 2008-A PUTTERs Ser 2490	1.60	07/08/08	1,800,000
40,000	Travis County Health Facilities Development Corporation, Longhorn Village Ser 2008 B	1.55	07/08/08	40,000,000
	University of Texas Regents,
185,435	Financing System Ser 2008 B	1.30	07/08/08	185,435,000
108,870	Financing System Ser 2008 B	1.45	07/08/08	108,870,000
	Utah
58,700	Central Utah Water Conservancy District, Ser 2008 A	1.65	07/08/08	58,700,000
45,250	Murray City, IHC Health Services Inc Ser 2005 D	1.55	07/08/08	45,250,000
	Vermont
16,455	Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B	1.80	07/08/08	16,455,000
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	1.57	07/08/08	11,000,000
	Virginia
17,100	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	1.53	07/08/08	17,100,000
50,000	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2000	1.20	07/08/08	50,000,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	1.48	07/08/08	41,100,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	VALUE
	Washington
$3,295	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Ser 2007 A PUTTERs Ser 2482 (FSA Insd)	1.63%	07/08/08	$3,295,000
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA Insd)	1.56	07/08/08	9,675,000
4,115	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA Insd)	1.63	07/08/08	4,115,000
	Washington Health Care Facilities Authority,
10,225	PeaceHealth Ser 2008 B	1.55	07/08/08	10,225,000
52,000	Swedish Health Services Ser 2006	1.66	07/08/08	52,000,000
8,000	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	1.63	07/08/08	8,000,000
1,200	Washington State, Ser 2008 C PUTTERs Ser 2480	1.60	07/08/08	1,200,000
132,000	Washington State Housing Commission, Mirabella Ser 2006 A	1.75	07/01/08	132,000,000
	Wisconsin
28,300	Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee Ser 2007	1.55	07/08/08	28,300,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $9,985,399,000)			9,985,399,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Tax-Exempt Commercial Paper (9.4%)
	Arizona
35,000	Salt River Project Agricultural Improvement & Power District, Ser B	1.70%	09/01/08	1.70%	35,000,000
	California
21,500	San Jose, International Airport Ser B (AMT)	1.30	07/08/08	1.30	21,500,000
	District of Columbia
33,900	Washington Metropolitan Area Transit Authority, Ser A	1.57	09/09/08	1.57	33,900,000
	Florida
43,432	Florida Municipal Power Agency, Ser A	1.75	07/07/08	1.75	43,432,000
30,000	Hillsborough County, Ser 2002 A	1.70	03/19/09	1.70	30,000,000
	Georgia
18,750	Private Colleges & Universities Authority, Emory University Ser 2007	1.65	08/29/08	1.65	18,750,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Illinois
$12,000	Illinois Development Finance Authority, Loyola University Ser 2008	1.75%	01/06/09	1.75%	$12,000,000
20,000	Illinois Finance Authority, Hospital Sisters Services Inc Ser 2008 A	1.75	10/06/08	1.75	20,000,000
24,000	Illinois Health Facilities Authority, Evanston Hospital Corp Ser1992	1.80	07/10/08	1.80	24,000,000
	Kentucky
10,000	Kentucky Asset Liability Commission, General Fund Second Ser 2005 A-1	1.65	10/08/08	1.65	10,000,000
	Maryland
32,500	Montgomery County, 2002 Ser BANs	1.65	08/05/08	1.65	32,500,000
	Massachusetts
20,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.80	02/05/09	1.80	20,000,000
	Michigan
80,000	Michigan, Multi-Modal School Loan Ser 2005 C	3.50	10/28/08	3.50	80,000,000
22,000	University of Michigan Regents, Ser H	1.52	09/05/08	1.52	22,000,000
22,995	University of Michigan Regents, Ser H	1.52	09/10/08	1.52	22,995,000
	Minnesota
24,000	University of Minnesota Regents, Ser 2007 C	1.55	10/14/08	1.55	24,000,000
	Nevada
20,250	Las Vegas Valley Water District, Water Ser 2004 B	1.57	10/14/08	1.57	20,250,000
	Tennessee
20,000	Tennessee School Bond Authority, Higher Educational Facilities Ser 1997 A	1.70	12/04/08	1.70	20,000,000
	Texas
	Harris County,
39,665	Notes Ser D	1.68	08/07/08	1.68	39,665,000
43,000	Ser A-1	1.65	08/07/08	1.65	43,000,000
	Harris County Metropolitan Transit Authority,
36,500	Sales & Use Tax Ser A	1.45	07/31/08	1.45	36,500,000
94,500	Sales & Use Tax Ser A	1.45	08/01/08	1.45	94,500,000
	Houston,
35,000	Ser D	1.73	07/17/08	1.73	35,000,000
15,000	Ser D	1.70	10/07/08	1.70	15,000,000
43,300	Ser D	1.65	11/06/08	1.65	43,300,000
20,000	Ser F	1.60	09/08/08	1.60	20,000,000
28,700	Lower Colorado River Authority, Ser A	1.70	09/04/08	1.70	28,700,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
$19,000	San Antonio, Electric & Gas Ser 1995 A	1.70%	09/04/08	1.70%	$19,000,000
29,000	Texas Department of Transportation, State Highway Fund Ser 2005 A	1.55	08/12/08	1.55	29,000,000
	Texas Municipal Power Agency,
18,000	Ser 2005 A	1.70	07/15/08	1.70	18,000,000
23,800	Ser 2005 A	1.85	08/05/08	1.85	23,800,000
39,200	Ser 2005 A	1.60	10/15/08	1.60	39,200,000
	University of Texas Regents,
10,000	Permanent University Fund Notes Ser 2007 A	1.70	09/12/08	1.70	10,000,000
18,000	Ser 2002 A	1.55	10/08/08	1.55	18,000,000
20,000	Ser 2002 A	1.55	10/14/08	1.55	20,000,000
20,520	Ser 2002 A	1.55	10/15/08	1.55	20,520,000
	Wisconsin
6,000	Milwaukee, 2008 Program Ser C2	0.95	08/08/08	0.95	6,000,000
20,450	Wisconsin Health & Educational Facilities Authority, Hospital Sisters Services Inc Ser 2008 B	1.75	01/12/09	1.75	20,450,000
	Total Tax-Exempt Commercial Paper (Cost $1,069,962,000)				1,069,962,000
	Short-Term Municipal Notes (4.5%)
	California
60,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00	12/29/08	3.18	60,238,411
	Colorado
65,000	Colorado, Education Loan Ser 2007 A TRANs, dtd 07/16/07	4.25	08/05/08	3.74	65,000,000
	Georgia
80,000	Fulton County, Ser 2008 TANs, dtd 06/19/08	2.50	12/31/08	1.60	80,356,615
	Idaho
34,000	Idaho, Ser 2008 TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.72	34,426,360
	Indiana
3,000	Indianapolis Local Public Improvement Bond Bank, Ser 2008 A-1 Notes, dtd 06/26/08	2.25	10/01/08	1.82	3,003,215
5,050	Indianapolis Local Public Improvement Bond Bank, Ser 2008 B-1 Notes, dtd 06/26/08	2.25	10/01/08	1.82	5,055,412
	Massachusetts
20,000	Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/03/07	4.25	08/01/08	4.10	20,002,436
11,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 06/27/08	3.25	06/26/09	2.75	11,052,764

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Michigan
$60,000	Michigan, Fiscal 2008 Ser A, dtd 12/20/07	4.00%	09/30/08	2.93%	$60,155,754
	Missouri
10,000	St Louis, General Fund Ser 2008 TRANs, dtd 07/01/08 (WI)	3.25	06/30/09	1.77	10,145,000
	Oregon
56,000	Oregon, Ser 2008 A TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.70	56,713,440
	Washington
30,000	King County, Ser 2007 BANs, dtd 11/01/07	4.25	10/30/08	3.42	30,079,780
	Wisconsin
70,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08 (WI)	3.00	06/15/09	1.70	70,857,500
	Total Short-Term Municipal Notes (Cost $507,086,687)				507,086,687
	Total Investments (Cost $11,562,447,687) (c)(d)			101.8%	11,562,447,687
	Liabilities in Excess of Other Assets			(1.8)	(207,631,814)
	Net Assets			100.0%	$11,354,815,873

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  COPs  Certificates of Participation.

  DD  Securities were purchased on a delayed delivery basis.

  PUTTERs  Puttable Tax-Exempt Receipts.

  RANs  Revenue Anticipation Notes.

  ROCs  Reset Option Certificates.

  STARS  Short-Term Adjustable Rate Securities.

  TANs  Tax Anticipation Notes.

  TRANs  Tax Revenue Anticipation Notes.

  WI  Security purchased on a when-issued basis.

  (a)  Rate shown is the rate in effect at June 30, 2008.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  Securities have been designated as collateral in an amount equal to $231,514,553 in connection with the purchase of when-issued and delayed delivery securities.

  (d)  Cost is the same for federal income tax purposes.

Bond Insurance:

  AGC  Assured Guaranty Corporation.

  FSA  Financial Security Assurance Inc.

  MBIA  Municipal Bond Investors Assurance Corporation.

  PSF  Texas Permanent School Fund Guarantee Program.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments in securities, at value (cost $11,562,447,687)	$11,562,447,687
Cash	3,158,176
Interest receivable	24,431,055
Prepaid expenses and other assets	476,163
Total Assets	11,590,513,081
Liabilities:
Payable for:
Investments purchased	231,514,553
Investment advisory fee	2,261,304
Distribution fee	991,098
Administration fee	495,549
Shares of beneficial interest redeemed	2,326
Accrued expenses and other payables	432,378
Total Liabilities	235,697,208
Net Assets	$11,354,815,873
Composition of Net Assets:
Paid-in-capital	$11,354,075,392
Accumulated undistributed net investment income	743,407
Distributions in excess of net realized gain	(2,926)
Net Assets	$11,354,815,873
Net Asset Value Per Share 11,354,082,234 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

Statement of Operations

For the year ended June 30, 2008

Net Investment Income:
Income
Interest	$247,243,362
Dividends from affiliate	2,295,554
Total Income	249,538,916
Expenses
Investment advisory fee	20,830,710
Distribution fee	8,612,534
Administration fee	4,392,951
Transfer agent fees and expenses	1,621,989
Custodian fees	358,864
Registration fees	307,042
Shareholder reports and notices	138,392
Trustees' fees and expenses	121,809
Professional fees	62,602
Other	547,591
Total Expenses	36,994,484
Less: expense offset	(80,194)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(91,042)
Net Expenses	36,823,248
Net Investment Income	212,715,668
Net Realized Gain	642,753
Net Increase	$213,358,421

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Increase (Decrease) in Net Assets: Operations:
Net investment income	$212,715,668	$185,290,775
Net realized gain	642,753	66,339
Net Increase	213,358,421	185,357,114
Dividends and Distributions to Shareholders from:
Net investment income	(212,046,732)	(185,282,618)
Net realized gain	(644,898)	—
Total Dividends and Distributions	(212,691,630)	(185,282,618)
Net increase from transactions in shares of beneficial interest	5,200,369,998	1,516,617,029
Net Increase	5,201,036,789	1,516,691,525
Net Assets:
Beginning of period	6,153,779,084	4,637,087,559
End of Period (Including accumulated undistributed net investment income of $743,407 and $49,407, respectively)	$11,354,815,873	$6,153,779,084

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no tax provision for federal income is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 28, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2008, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. For the year ended June 30, 2008, advisory fees paid were reduced by $91,042 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $2,295,554 for the year ended June 30, 2008. For the year ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class aggregated $799,700,000 and $799,700,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2008, aggregated $65,137,363,493 and $59,864,812,753, respectively. Included in the aforementioned transactions are purchases and sales of $422,895,000 and $287,950,000, respectively, with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,953. At June 30, 2008, the Fund had an accrued pension liability of $59,139 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Shares sold	42,995,860,094	28,033,735,995
Shares issued in reinvestment of dividends	212,028,831	185,206,802
	43,207,888,925	28,218,942,797
Shares redeemed	(38,007,518,927)	(26,702,325,768)
Net increase in shares outstanding	5,200,369,998	1,516,617,029

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status

Permanent book/tax differences, due to taxable income and capital gains retained by the Fund and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	DISTRIBUTIONS IN EXCESS OF NET REALIZED GAIN	PAID-IN-CAPITAL
$25,064	$(58,516)	$33,452

8. Accounting Pronouncements

On September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instrument and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2008		2007	2006	2005	2004
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net income from investment operations	0.026		0.032	0.025	0.013	0.005
Less dividends from net investment income	(0.026	)(a)	(0.032)	(0.025)	(0.013)	(0.005)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return	2.60%		3.22%	2.53%	1.32%	0.50%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.42	%(b)	0.45%	0.47%	0.49%	0.48%
Net investment income	2.42	%(b)	3.19%	2.57%	1.30%	0.50%
Supplemental Data:
Net assets, end of period, in millions	$11,355		$6,154	$4,637	$2,857	$2,858

(a)  Includes capital gain distribution of less than $0.001.

(b)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 22, 2008

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Active Assets Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2008. The Fund designated 96.82% of its income dividends as tax-exempt income dividends. The Fund designated and paid $59,650 as a long-term capital gain distribution. 2.24% of the Fund's dividends were attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

AATANN
IU08-04323P-Y06/08

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Annual Report

June 30, 2008

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant		Covered Entities(1)
Audit Fees	$30,000		N/A

Non-Audit Fees
Audit-Related Fees	$325	(2)	$4,336,000	(2)
Tax Fees	$4,635	(3)	$762,000	(4)
All Other Fees	$		$
Total Non-Audit Fees	$4,960		$5,098,000

Total	$34,960		$5,098,000

2007

	Registrant		Covered Entities(1)
Audit Fees	$28,800		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$4,836,000	(2)
Tax Fees	$5,000	(3)	$621,000	(4)
All Other Fees	$			$(5)
Total Non-Audit Fees	$5,000		$5,457,000

Total	$33,800		$5,457,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008